Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of effects from lease agreements on the consolidated statements of income

Leasing in the consolidated statements of income
in € THOUS
	2024	2023	2022
Depreciation on right-of-use assets	675,526	700,671	746,471
Impairments on right-of-use assets	57,226	25,486	27,646
Expenses relating to short-term leases	53,057	59,327	52,420
Expenses relating to leases of low-value assets	20,104	22,188	17,421
Expenses relating to variable lease payments	6,343	10,465	13,803
Income from subleasing right-of-use assets	3,957	3,655	3,340
Interest expense on lease liabilities	148,420	148,789	151,317

Schedule of acquisition costs and the accumulated depreciation of right-of-use assets

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2024	translation	group	Additions	Reclassifications	Disposals (1)	2024

Right-of-use assets: Land	41,202	427	(82)	4,282	(1,329)	(3,298)	41,202
Right-of-use assets: Buildings and improvements	6,557,178	323,334	(46,109)	556,872	(57,944)	(224,434)	7,108,897
Right-of-use assets: Machinery and equipment	324,167	9,751	—	60,731	63	(201,447)	193,265
Right-of-use assets	6,922,547	333,512	(46,191)	621,885	(59,210)	(429,179)	7,343,364
(1)	Included within the amounts presented for “Right-of-use assets: Building and improvements” and “Right-of-use assets: Machinery and equipment” are €34,878 and €129,377, respectively, for disposals of fully depreciated or impaired right-of-use assets from prior periods.

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2023	translation	group	Additions	Reclassifications	Disposals	2023

Right-of-use assets: Land	38,880	(2)	(78)	3,853	(106)	(1,345)	41,202
Right-of-use assets: Buildings and improvements	6,610,406	(224,345)	(5,946)	482,714	(192,024)	(113,627)	6,557,178
Right-of-use assets: Machinery and equipment	330,900	(11,471)	15	74,628	(38,713)	(31,192)	324,167
Right-of-use assets	6,980,186	(235,818)	(6,009)	561,195	(230,843)	(146,164)	6,922,547

Accumulated depreciation and impairment
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2024	translation	group	Additions	loss	Reclassifications	Disposals (1)	2024

Right-of-use assets: Land	17,743	179	(25)	3,923	12	(930)	(1,794)	19,108
Right-of-use assets: Buildings and improvements	2,997,179	159,501	(23,175)	642,415	56,894	(42,315)	(200,144)	3,590,355
Right-of-use assets: Machinery and equipment	236,384	6,689	—	29,188	320	(145)	(150,991)	121,445
Right-of-use assets	3,251,306	166,369	(23,200)	675,526	57,226	(43,390)	(352,929)	3,730,908
(1)	Included within the amounts presented for “Right-of-use assets: Building and improvements” and “Right-of-use assets: Machinery and equipment” are €34,878 and €129,377, respectively, for disposals of fully depreciated or impaired right-of-use assets from prior periods.

Accumulated depreciation and impairment
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2023	translation	group	Additions	loss	Reclassifications	Disposals	2023

Right-of-use assets: Land	14,741	(4)	(78)	4,150	33	(43)	(1,056)	17,743
Right-of-use assets: Buildings and improvements	2,533,636	(93,661)	(1,121)	663,148	25,370	(50,221)	(79,972)	2,997,179
Right-of-use assets: Machinery and equipment	244,683	(7,946)	15	33,374	83	(5,312)	(28,513)	236,384
Right-of-use assets	2,793,060	(101,611)	(1,184)	700,672	25,486	(55,576)	(109,541)	3,251,306

Book value
in € THOUS
	December 31,	December 31,
	2024	2023
Right-of-use assets: Land	22,094	23,459
Right-of-use assets: Buildings and improvements	3,518,542	3,559,999
Right-of-use assets: Machinery and equipment	71,820	87,783
Right-of-use assets	3,612,456	3,671,241